Contingent Liabilities and Commitments (Details)					1 Months Ended		12 Months Ended
	Aug. 27, 2024 USD ($)	Mar. 24, 2020 USD ($)	Jan. 26, 2015 shares	May 31, 2009 USD ($)	Feb. 28, 2026 CHF (SFr)	May 31, 2013 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 09, 2025 CHF (SFr)	May 04, 2023 USD ($)	Nov. 30, 2014 GBP (£)	Aug. 31, 2009 USD ($)
Contingent Liabilities and Commitments [Line Items]
Royalty rate percentage				5.00%			3.00%
Contingent liability (in Dollars)							$ 14,209,000
Predetermined exchange payment (in Dollars)				$ 480,000
Drug scanning services period				15 years
Sub-licenses fee percentage		10.00%		20.00%
Reduced royalty rate percentage													3.50%
Research plan payment (in Dollars)						$ 480,000	$ 1,126,000	$ 992,000	$ 1,608,000
Percentage of sale of sublicenses						20.00%							20.00%
Sales percentage		1.25%
Marketing license amount (in Dollars)		$ 2,000,000
Annual license maintenance fee (in Dollars)		50,000
Annual license maintenance fee reduced (in Dollars)		30,000
Milestone payments (in Dollars)													$ 9,650,000
Royalties rate							3.00%
Payments reduced percentage													50.00%
Confirmation receiving amount (in Pounds) | £												£ 30,000
Clinical trials paid amount (in Pounds) | £												£ 50,000
Net revenue percentage												2.00%
Royalty paid in return of granting sublicense, rate			2.75%
Royalty rate granted sublicense percentage			7.00%
Regulatory milestones (in Shares) | shares			200,000
Options granted percentage							30.00%
Additional options granted percentage							30.00%
Grant amount (in Dollars)											$ 1,000,000
Total budget (in Dollars)											$ 2,000,000
Received grant (in Dollars)							$ 83,000	$ 250,000
Consideration (in Dollars)							$ 70,000
Unpaid invoice for research services amount (in Dollars)	$ 110,179
Interest rate, percentage	5.00%									5.00%
Amount of defense and asserted (in Francs) | SFr										SFr 30
Patents [Member]
Contingent Liabilities and Commitments [Line Items]
Sale of product patent expiration period			15 years
License [Member]
Contingent Liabilities and Commitments [Line Items]
Reduced royalty rate percentage													15.00%
Licensing Agreements [Member]
Contingent Liabilities and Commitments [Line Items]
Royalty pay percentage						5.00%
Annual payment (in Dollars)													$ 20,000
Clinical Phase IIb [Member]
Contingent Liabilities and Commitments [Line Items]
Payment for milestones (in Dollars)		150,000
Clinical Phase III [Member]
Contingent Liabilities and Commitments [Line Items]
Payment for milestones (in Dollars)		$ 200,000
Investigational New Drug [Member]
Contingent Liabilities and Commitments [Line Items]
Additional options granted percentage							40.00%
Subsequent Event [Member]
Contingent Liabilities and Commitments [Line Items]
Settlement amount (in Francs) | SFr					SFr 50,000
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Reduced royalty rate percentage		2.00%		3.50%		3.50%
Royalties rates ranging sale of drug percentage						2.00%
Royalties rates ranging percentage						1.40%
Royalties reduced product sales percentage		4.00%
Payment for sublicenses reduced percentage		15.00%
Royalties rate													3.50%
Ramot royalties rate			0.30%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Reduced royalty rate percentage		4.00%		15.00%		15.00%
Royalties rates ranging sale of drug percentage						7.50%
Royalties rates ranging percentage						5.25%
Royalties reduced product sales percentage		5.00%
Payment for sublicenses reduced percentage		20.00%
Royalties rate													5.00%
Ramot royalties rate			0.80%